Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	CX
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Entity Registrant Name	CEMEX SAB DE CV
Entity Central Index Key	0001076378
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	14,711,512,721
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	MX
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	1-14946
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Ricardo Margáin Zozaya #325
Entity Address, Address Line Two	Colonia Valle del Campestre
Entity Address, Address Line Three	San Pedro Garza García
Entity Address, City or Town	Nuevo León
Entity Address, Postal Zip Code	66265
Auditor Name	KPMG Cárdenas Dosal, S.C.
Auditor Firm ID	1141
Auditor Location	Nuevo León, México
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
Entity Address, Address Line One	Avenida Ricardo Margáin Zozaya #325
Entity Address, Address Line Two	Colonia Valle del Campestre
Entity Address, Address Line Three	San Pedro Garza García
Entity Address, City or Town	Nuevo León
Entity Address, Postal Zip Code	66265
Contact Personnel Name	Roger Saldaña Madero
Contact Personnel Fax Number	+52 81 8888-4399
Country Region	+52
City Area Code	81
Local Phone Number	8888-8888
Series A Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,457,941,452
Series B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,728,970,726